SCHEDULE OF SHORT TERM LOAN ARRANGEMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total	$ 10,008,552	$ 72,967
Related Party [Member]
Short-Term Debt [Line Items]
Total	5,875,000
Insurance Funding Loan [Member]
Short-Term Debt [Line Items]
Total	258,552	72,967
Other Loans [Member]
Short-Term Debt [Line Items]
Total	$ 3,875,000